SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Share Capital	The following table outlines common share activity for each period presented.

	SHARES	USD
As of January 1, 2023	36,431,633	—
Issue of restricted ordinary share awards (Note 12)	33,194	—
Issue of ordinary shares in exchange of share options exercised (Note 13)	35,203	—
Issue of ordinary shares as a partial payment of contingent consideration ( Note 5)	1,005,929	—
Treasury shares acquired	(283,410)	—
As of December 31, 2023	37,222,549	—

As of January 1, 2022	33,806,422	—
Issue of restricted ordinary share awards (Note 12)	32,942	—
Issue of ordinary shares in exchange of warrants' exercise	1,907,377	—
Issue of ordinary shares in exchange of share options' exercise (Note 13)	3,042	—
Issue of ordinary shares as payment of consideration for Roto Sports acquisition (Note 5)	451,264	—
Issue of ordinary shares as payment of consideration for BonusFinder acquisition (Note 5)	269,294	—
Treasury shares acquired	(38,708)	—
As of December 31, 2022	36,431,633	—

As at January 1, 2021	28,556,422	64
Issue of ordinary shares in initial public offering ( Note 12)	5,250,000	—
Transfer to capital reserve upon change of par value	—	(64)
As at December 31, 2021	33,806,422	—